CONVERTIBLE NOTES (Details - Debt maturities)	Sep. 30, 2022 USD ($)
Debt Disclosure [Abstract]
Remainder of 2022	$ 441,897
2023	217,793
2024	76,046
2025 and thereafter	0
Total	$ 735,736